UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811- 4651
John Hancock Strategic Series
(Exact name of registrant as specified in charter)
601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)
Alfred E. Ouellette, Senior Counsel and Assistant Secretary
601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)
Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31

Date of reporting period:	February 29, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Strategic Income Fund

QUARTERLY PORTFOLIO HOLDINGS

2.29.2008

John Hancock
Strategic Income Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Bonds 75.43%					$877,576,742

(Cost $861,765,741)

Agricultural Products 0.97%					11,239,265

Cosan SA Industria e Comercio,
Perpetual Bond (Brazil) (F)(S)	8.250%	02-15-49	BB	$5,750	5,290,000
Saskatchewan Wheat Pool, Inc.,
Sr Note (Canada) (D)	8.000	04-08-13	BB	5,800	5,949,265

Airlines 0.72%					8,404,347

Delta Air Lines, Inc.,
Collateralized Bond (S)	6.821	08-10-22	A-	4,529	4,359,922
Northwest Airlines, Inc.,
Gtd Collateralized Note Ser 07-1 (L)	7.027	11-01-19	A-	4,235	4,044,425

Aluminum 0.31%					3,623,550

CII Carbon, LLC,
Gtd Sr Sub Note (S)	11.125	11-15-15	CCC+	4,165	3,623,550

Apparel Retail 0.38%					4,391,200

Hanesbrands, Inc.,
Gtd Sr Note Ser B (L)(P)	8.204	12-15-14	B-	4,990	4,391,200

Auto Parts & Equipment 0.19%					2,258,900

Tenneco, Inc.,
Gtd Sr Sub Note	8.625	11-15-14	B	2,305	2,258,900

Automobile Manufacturers 1.36%					15,858,764

DaimlerChrysler NA Holdings Corp.,
Gtd Sr Note Ser EMTN	4.375	03-21-13	BBB+	8755	12,991,386
Volkswagon Finance Service AG
5.375% 1/25/2012
(Germany) (F)	5.375	01-25-12	A-	1,840	2,867,378

Broadcasting & Cable TV 3.44%					39,976,346

Allbritton Communications Co.,
Sr Sub Note	7.750	12-15-12	B-	8,993	8,948,035
Charter Commincations Holdings II,
LLC Capital Corp.,
Sr Note	10.250	09-15-10	CCC	5,000	4,575,000
Shaw Communications, Inc.,
Sr Note (Canada) (D)	6.100	11-16-12	BB+	9,000	9,274,321
Sr Note (Canada) (D)	5.700	03-02-17	BB+	2,325	2,235,425
Sinclair Broadcast Group, Inc.,
Gtd Sr Sub Note	8.000	03-15-12	B	3,397	3,464,940
Sirius Satellite Radio, Inc.,
Sr Note	9.625	08-01-13	CCC	2,465	2,033,625
XM Satellite Radio, Inc.,
Gtd Sr Note (L)	9.750	05-01-14	CCC	5,000	4,562,500

John Hancock
Strategic Income Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

Gtd Sr Note (P)	7.739	05-01-13	CCC	4,500	3,847,500
Young Broadcasting, Inc.,
Gtd Sr Sub Note (L)	10.000	03-01-11	CCC-	1,500	1,035,000

Casinos & Gaming 7.04%					81,898,103

Chukchansi Economic Development
Authority,
Sr Note (S)	8.000	11-15-13	BB-	2,540	2,336,800
Fontainebleau Las Vegas,
Note (S)	10.250	06-15-15	CCC+	2,385	1,717,200
Sr Note (G)	12.000	06-01-22	CCC+	3,000	2,550,000
Great Canadian Gaming Corp.,
Gtd Sr Sub Note (Canada) (F)(S)	7.250	02-15-15	B+	1,250	1,181,250
Greektown Holdings, LLC,
Sr Note (S)	10.750	12-01-13	CCC+	5,445	5,145,525
Indianapolis Downs LLC,
Sr Sec Note (S)	11.000	11-01-12	B	1,905	1,714,500
Isle of Capris Casinos, Inc.,
Gtd Sr Sub Note (L)	7.000	03-01-14	B	2,550	1,740,375
Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06-15-14	B-	10,070	8,358,100
Little Traverse Bay Bands of Odawa
Indians,
Sr Note (S)	10.250	02-15-14	B	5,000	5,006,250
Majestic Star Casino, LLC,
Gtd Sr Sec Note	9.500	10-15-10	B+	3,800	3,344,000
Mandalay Resort Group,
Sr Sub Note	9.375	02-15-10	B+	3,850	3,955,875
Marshantucket Western Pequot Tribe,
Bond (S)	8.500	11-15-15	BB+	2,275	2,024,750
MGM Mirage, Inc.,
Gtd Sr Note	7.625	01-15-17	BB	5,140	4,844,450
Mohegan Tribal Gaming Authority,
Gtd Sr Sub Note	8.000	04-01-12	B	4,450	4,316,500
Sr Sub Note	7.125	08-15-14	B	1,755	1,500,525
Sr Sub Note (L)	6.375	07-15-09	B	5,080	5,029,200
MTR Gaming Group, Inc.,
Gtd Sr Note Ser B	9.750	04-01-10	B	8,165	7,920,050
Pinnacle Entertainment, Inc.,
Sr Sub Note (L)(S)	7.500	06-15-15	B-	1,800	1,386,000
Pokagon Gaming Authority,
Sr Note (S)	10.375	06-15-14	B	2,329	2,422,160
Turning Stone Casino Resort
Enterprise,
Sr Note (S)	9.125	12-15-10	B+	1,275	1,255,875
Turning Stone Resort & Casino,
Sr Note (S)	9.125	09-15-14	B+	9,620	9,283,300
Waterford Gaming, LLC,
Sr Note (S)	8.625	09-15-14	BB-	5,003	4,865,418

Coal & Consumable Fuels 0.62%					7,164,450

Drummond Co., Inc.,
Sr Note (S)	7.375	02-15-16	BB-	7,830	7,164,450

John Hancock
Strategic Income Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

Commodity Chemicals 0.29%					3,416,000

Braskem SA,
Note (Brazil) (F)(S)	11.750	01-22-14	BB+	2,800	3,416,000

Construction & Farm Machinery & Heavy Trucks		0.39%			4,473,500

Manitowoc Co., Inc. (The),
Gtd Sr Note	7.125	11-01-13	BB-	4,600	4,473,500

Consumer Finance 0.49%					5,709,456

Capital One Capital IV,
Gtd Sub Bond	6.745	02-17-37	BBB-	1,745	1,195,622
Ford Motor Credit Co., LLC,
Sr Note	9.750	09-15-10	B	4,800	4,513,834

Diversified Banks 2.55%					29,671,897

Banco Macro SA,
Note (Argentina) (F)	8.500	02-01-17	B2	5,310	4,779,000
Bancolombia SA,
Sub Bond (Colombia) (F)(L)	6.875	05-25-17	Ba1	2,085	2,012,025
European Investment Bank,
Sr Note (New Zealand) (D)	6.750	11-17-08	AAA	9,920	7,830,122
Sr Note (New Zealand) (D)	6.080	04-21-08	AAA	6,695	5,333,137
Sr Note (New Zealand) (D)	4.375	03-06-09	AAA	2,955	5,865,263
Landwirtschaftliche Rentenbank,
Note (New Zealand) (D)	6.500	09-17-09	AAA	4,960	3,852,350

Diversified Commercial & Professional Services		0.22%			2,555,000

ARAMARK Services, Inc.,
Gtd Sr Note (P)	6.739	02-01-15	B-	2,920	2,555,000

Electric Utilities 0.94%					10,889,237

Cia de Transporte de Energia
Electrica en Alta,
Tension Transener SA, Sr Note
(Argentina) (F)(S)	8.875	12-15-16	B	4,685	4,064,237
Texas Competitive Electric Holdings
Co., LLC,
Gtd Sr Note (S)	10.250	11-01-15	CCC	7,000	6,825,000

Environmental & Facilities Services	0.12%				1,396,350

Blaze Recycling & Metals, Inc.,
Sr Sec Note (S)	10.875	07-15-12	B	1,605	1,396,350

Foreign Banks 0.52%					6,086,651

International Finance Corp.,
Sr Note (Australia) (D)	7.500	02-28-13	AAA	6,510	6,086,651

John Hancock
Strategic Income Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

Foreign Government 26.47%					307,897,552

Austria, Republic of,
Note (New Zealand) (D)	6.000	09-26-08	AAA	4,960	3,902,926
Bonos Y Oblig Del Estado,
Bond (Spain) (F)	6.150	01-31-13	AAA	24,015	40,752,219
Bond (Spain) (F)	5.400	07-30-11	AAA	10,615	17,119,850
Canada Housing Trust,
Gtd Sr Note (Canada) (D)	4.550	12-15-12	AAA	10,795	11,423,890
Note (Canada) (D)	4.800	06-15-12	AAA	29,820	31,816,281
Colombia, Republic of,
Note (Colombia) (F)	10.750	01-15-13	BBB-	11,900	14,708,400
France, Government of,
Bond (France) (F)	4.750	10-25-12	AAA	12,835	20,551,199
Germany, Federal Republic of,
Bond (Germany) (F)	5.000	01-04-12	AAA	10,710	17,222,337
Institut Credito Oficial,
Sr Note (Spain) (F)	5.000	12-07-09	AAA	4,430	8,860,150
Irealand, Government of,
Sr Bond (Ireland) (F)	4.500	10-18-18	AAA	9,095	14,058,782
Mexican Bonos,
Bond Ser M-10 (Mexico) (D)	8.000	12-17-15	A+	58,980	5,677,830
Mexican States, United,
Bond (Mexico) (F)(L)	11.375	09-15-16	BBB+	3,800	5,470,100
New South Wales Treasury Corp.,
Bond (Austria) (F)	7.000	12-01-10	AAA	66,420	61,373,223
Ontario, Province of,
Bond (Canada) (D)	4.400	03-08-16	AA	9,625	9,993,962
Deb (Canada) (D)	4.500	03-08-15	AA	8,915	9,363,988
Note (Canada) (D)	6.375	10-12-10	AA	4,930	3,781,113
Note (Canada) (D)	6.250	06-16-15	AA	10,600	7,769,850
Quebec, Province of,
Deb (Canada) (D)	5.250	10-01-13	A+	22,160	24,051,452

Gas Utilities 0.26%					3,073,287

Southern Union Co.,
Jr Sub Note Ser A	7.200	11-01-66	BB	3,355	3,073,287

Health Care Facilities 0.63%					7,373,482

Community Health Systems, Inc.,
Gtd Sr Sub Note	8.875	07-15-15	B-	1,220	1,197,125
Hanger Orthopedic Group, Inc.,
Gtd Sr Note	10.250	06-01-14	CCC+	4,446	4,479,345
HealthSouth Corp.,
Gtd Sr Note (P)	10.829	06-15-14	CCC+	1,745	1,697,012

Health Care Services 0.08%					973,350

Alliance Imaging, Inc.,
Sr Sub Note (S)	7.250	12-15-12	B-	1,030	973,350

John Hancock
Strategic Income Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

Health Care Supplies 0.11%					1,314,425

Bausch & Lomb, Inc.,
Sr Note (S)	9.875	11-01-15	B-	1,295	1,314,425

Industrial Conglomerates 0.30%					3,454,500

Grupo Kuo SAB de CV,
Gtd Sr Note (Mexico) (F)(S)	9.750	10-17-17	BB-	3,675	3,454,500

Integrated Telecommunication Services 1.49%					17,336,388

Axtel SAB de CV,
Sr Note (Mexico) (F)(S)	7.625	02-01-17	BB-	5,000	5,075,000
Cincinnati Bell, Inc.,
Sr Sub Note (L)	8.375	01-15-14	B-	5,850	5,616,000
Citizens Communications Co.,
Sr Note (Mexico) (F)(S)	7.125	03-15-19	BB+	2,770	2,520,700
West Corp.,
Gtd Sr Sub Note	11.000	10-15-16	B-	4,925	4,124,688

Leisure Facilities 0.73%					8,446,425

AMC Entertainment, Inc.,
Sr Sub Note	8.000	03-01-14	CCC+	4,950	4,170,375
HRP Myrtle Beach Operations, LLC,
Sr Sec Note (P)(S)	9.894	04-01-12	B+	4,915	4,276,050

Life & Health Insurance 0.21%					2,472,992

Symetra Financial Corp.,
Jr Sub Bond (S)	8.300	10-15-37	BB	2,585	2,472,992

Marine 0.33%					3,845,187

Navios Maritime Holdings, Inc.,
Sr Note (Marshall Islands) (F)(L)	9.500	12-15-14	B+	3,995	3,845,187

Metal & Glass Containers 0.97%					11,322,092

BWAY Corp.,
Gtd Sr Sub Note	10.000	10-15-10	B-	5,775	5,601,750
OI European Group BV,
Gtd Sr Note (Netherlands) (F)(S)	6.875	03-31-17	B+	1,715	2,408,342
Owens-Brockway Glass Container,
Inc.,
Gtd Sr Note	8.250	05-15-13	B+	3,200	3,312,000

Movies & Entertainment 0.23%					2,624,350

Marquee Holdings, Inc.,
Sr Disc Note Ser B, Step Coupon
(12.00%, 08-16-09) (O)	Zero	08-15-14	CCC+	3,595	2,624,350

Multi-Line Insurance 0.11%					1,270,313

Sul America Participacoes SA,
Bond (Brazil) (F)(S)	8.625	02-15-12	B	1,230	1,270,313

John Hancock
Strategic Income Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

Oil & Gas Equipment & Services 0.25%					2,900,625

Allis-Chalmers Energy, Inc.,
Sr Note	8.500	03-01-17	B	3,315	2,900,625

Oil & Gas Exploration & Production	0.18%				2,075,700

McMoRan Exploration Co.,
Gtd Sr Note	11.875	11-15-14	CCC+	2,035	2,075,700

Oil & Gas Storage & Transportation	0.84%				9,741,648

Markwest Energy Partners LP,
Gtd Sr Note Ser B	8.500	07-15-16	B	7,135	7,117,162
NGPL PipeCo LLC,
Sr Note (S)	7.119	12-15-17	BBB-	2,510	2,624,486

Other Diversified Financial Services	4.75%				55,269,339

Ford Motor Credit Co., LLC,
Note	7.800	06-01-12	B	1,595	1,375,292
General Electric Capital Corp.,
Sr Bond (New Zealand) (D)	6.625	02-04-10	AAA	19,500	15,100,019
Independencia International Ltd.,
Gtd Sr Bond (Brazil) (F)(L)(S)	9.875	01-31-17	B	5,000	4,687,500
Inter-American Development Bank,
Sr Note Ser INTL (New Zealand) (D)	7.250	05-24-12	AAA	16,285	12,783,732
Sr Note Ser MPLE (New Zealand) (D)	4.250	12-02-12	AAA	13,560	14,083,526
Orascom Telecom Finance SCA,
Gtd Note (Egypt) (F)(S)	7.875	02-08-14	B-	1,735	1,619,970
Snoqualmie Entertainment Authority,
Sr Sec Note (S)	9.125	02-01-15	B	2,865	2,549,850
TAM Capital Inc.,
Gtd Note (Cayman Islands) (F)	7.375	04-25-17	BB-	3,590	3,069,450

Packaged Foods & Meats 0.91%					10,538,525

Minerva Overseas Ltd.,
Gtd Note (Cayman Islands) (F)(S)	9.500	02-01-17	B	7,890	7,278,525
Sadia Overseas Ltd.,
Note (Brazil) (F)(S)	6.875	05-24-17	BB	3,260	3,260,000

Paper Packaging 1.44%					16,772,500

Graphic Packaging International,
Inc.,
Sr Sub Note (L)	9.500	08-15-13	B-	5,550	5,230,875
Gtd Sr Note (L)	8.500	08-15-11	B-	2,100	2,026,500
Smurfit-Stone Container Corp.,
Sr Note	8.375	07-01-12	B-	7,990	7,510,600
Sr Note (L)	8.000	03-15-17	B-	2,265	2,004,525

Paper Products 0.47%					5,499,138

New Page Corp.,
Sr Note (S)	10.000	05-01-12	B-	2,540	2,546,350
Pope & Talbot, Inc.,

John Hancock
Strategic Income Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

Deb (G)(X)	8.375	06-01-13	CC	3,000	390,000
Sr Note (G)(L)(X)	8.375	06-01-13	CC	5,250	682,500
Verso Paper Holdings, LLC,
Gtd Sr Note Ser B (L)	9.125	08-01-14	B+	1,995	1,880,288

Publishing 0.29%					3,315,800

Idearc, Inc.,
Gtd Sr Note	8.000	11-15-16	B+	5,620	3,315,800

Real Estate Management & Development 0.05%					583,500

OMEGA Healthcare Investors, Inc.,
Gtd Sr Note REIT	7.000	04-01-14	BB	600	583,500

Restaurants 0.96%					11,223,440

Dave & Buster's, Inc.,
Gtd Sr Note	11.250	03-15-14	CCC+	4,974	4,526,340
Landry's Restaurants, Inc.,
Gtd Sr Note Ser B (L)	9.500	12-15-14	CCC+	6,940	6,697,100

Specialized Finance 0.94%					10,979,507

CCM Merger, Inc.,
Note (S)	8.000	08-01-13	CCC+	10,835	9,480,625
CIT Group, Inc.,
Sr Note	5.000	02-13-14	A-	1,750	1,498,882

Specialty Chemicals 0.31%					3,598,700

American Pacific Corp.,
Gtd Sr Note	9.000	02-01-15	B+	3,710	3,598,700

Steel 0.32%					3,746,587

WCI Steel Acquisition, Inc.,
Sr Sec Note (G)	8.000	05-01-16	B+	3,813	3,746,587

Systems Software 0.08%					965,356

Vangent, Inc.,
Gtd Sr Sub Note	9.625	02-15-15	B-	1,285	965,356

Thrifts & Mortgage Finance 8.44%					98,195,664

American Home Mortgage Assets,
CMO-REMIC Ser 2006-6-XP IO	2.549	12-25-46	AAA	67,054	3,143,151
American Home Mortgage Investment
Trust,
CMO-REMIC Ser 2007-1-G IO	2.181	05-25-47	AAA	38,028	2,281,652
Banc of America Commercial
Mortgage, Inc.,
CMO-REMIC Ser 2006-5-A4	5.414	09-10-47	AAA	11,640	11,099,907

John Hancock
Strategic Income Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

Citigroup/Deutsche Bank Commercial
Mortgage Trust,
CMO-REMIC Ser 2005-CD1-A4	5.400	07-15-44	AAA	10,270	9,906,871
Countrywide Alternative Loan Trust,
CMO-REMIC Ser 2005-59-2X IO (P)	1.383	11-20-35	AAA	40,308	1,435,961
CMO-REMIC Ser 2006-0A10-XPP IO	1.813	08-25-46	AAA	27,106	1,024,953
CMO-REMIC Ser 2006-0A8-X IO	1.949	07-25-46	AAA	51,708	2,003,699
CMO-REMIC Ser 2007-OA8-X IO	2.000	06-25-47	AAA	34,297	1,366,526
Crown Castle Towers LLC,
CMO-REMIC Ser 2006-1A- F (S)	6.650	11-15-36	Ba1	3,210	2,874,748
CMO-REMIC Ctf Ser 2006-1A-G (S)	6.795	11-15-36	Ba2	3,835	3,398,692
DB Master Finance LLC,
Sub Bond Ser 2006-1-M1 (S)	8.285	06-20-31	BB	500	444,629
Dominos Pizza Master Issuer, LLC,
Mtg Pass Thru Ctf Ser 2007-1-M1 (S)	7.629	04-25-37	BB	5,660	4,614,926
Global Tower Partners Acquisition
Partners, LLC,
CMO-REMIC Sub Bond Ser 2007-1A-G (S)	7.874	05-15-37	B2	1,840	1,695,836
Greenwich Capital Commercial
Funding Corp.,
CMO-REMIC Ser 2006-GG7-A4	6.109	07-10-38	AAA	9,865	9,787,248
GS Mortgage Securities Corp.,
CMO-REMIC Ser 2006-NIM3-N2 (S)	8.112	06-25-46	Baa2	676	670,019
HarborView Mortgage Loan Trust,
CMO-REMIC Ser 2007-4-ES IO (G)	0.350	07-19-47	AAA	96,981	848,586
CMO-REMIC Ser 2007-6-ES IO (G)	0.343	11-19-15	AAA	67,617	507,124
CMO-REMIC Sub Bond Ser 2007-3-ES IO
(G)	0.350	05-19-47	AAA	96,589	724,419
CMO-REMIC Ser 2005-8-1X IO	1.223	09-19-35	AAA	37,235	1,221,759
HarborView NIM Corp.,
CMO-REMIC Ser 2007-3A-N1 (Cayman
Islands) (F)(S)	6.654	05-19-37		718	713,043
CMO-REMIC Ser 2007-4A-N1 (Cayman
Islands) (F)(S)	6.895	07-19-37		523	521,593
Indymac Index Mortgage Loan Trust,
CMO-REMIC Ser 2005-AR18-1X IO	2.154	10-25-36	AAA	92,678	2,577,595
CMO-REMIC Ser 2005-AR18-2X IO	1.911	10-25-36	AAA	103,244	2,581,111
Luminent Mortgage Trust ,
CMO- REMIC Ser 2006-1-X IO	2.336	04-25-36	AAA	27,854	957,492
SBA CMBS Trust,
CMO-REMIC Sub Bond Ser 2006-1A-H
(S)	7.389	11-15-36	Ba3	2,370	2,123,520
CMO-REMIC Sub Bond Ser 2006-1A-J
(S)	7.825	11-15-36	B1	2,015	1,804,664
Suntrust Adjustable Rate Mortgage
Loan Trust,

John Hancock
Strategic Income Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

CMO-REMIC Ser 2007-2-4A1	5.742	04-25-37	AAA	10,710	10,613,370
WAMU Mortgage Pass-Through
Certificates,
CMO-REMIC 2007-0A4-XPPP IO	0.562	04-25-47	Aaa	97,335	1,642,530
CMO-REMIC Ser 2007-0A6-1XPP IO	0.626	07-25-47	Aaa	131,047	1,719,991
CMO-REMIC Ser 2007-0A5-1XPP IO	0.701	06-25-47	Aaa	227,274	2,840,930
Wells Fargo Mortgage-Backed
Securities Trust,
CMO-REMIC Ser 2006-AR12-1A1	6.024	09-25-36	Aaa	10,979	11,049,119

Tobacco 0.58%					6,770,050

Alliance One International, Inc.,
Gtd Sr Note	11.000	05-15-12	B	6,670	6,770,050

Wireless Telecommunication Services 2.15%					24,983,304

Centennial Communications Corp.,
Sr Note (L)	10.000	01-01-13	CCC+	6,955	6,711,575
Digicel Group, Ltd.,
Sr Note (Bermuda) (F)(S)	8.875	01-15-15	Caa2	3,620	3,167,500
Grupo Iusacell SA de CV,
Sr Sec Note (Mexico) (F)(G)(S)	10.000	12-31-13	CCC-	2,118	1,799,972
Rogers Cable, Inc.,
Sr Sec Note (Canada) (D)	7.250	12-15-11	BBB-	6,750	7,410,907
Rural Cellular Corp.,
Sr Sub Note (P)	8.989	11-01-12	CCC	3,405	3,439,050
Sr Sub Note (P)	8.124	06-01-13	CCC	2,430	2,454,300

	Interest	Maturity	Credit	Par value
Issuer	rate	date	rating (A)	(000)	Value
Capital preferred securities 0.11%					$1,320,000

(Cost $1,351,350)

Gas Utilities 0.11%					1,320,000

KN Capital Trust I, 8.56%	8.560	04-15-27	B	$1,320	1,320,000

Issuer				Shares	Value
Common stocks 1.88%					$21,871,429
(Cost $16,872,916)

Airlines 0.13%					1,508,243

Northwest Airlines Corp. (I)				112,304	1,508,243

Casinos & Gaming 0.06%					689,194

Fontainebleau Las Vegas (B)(I)				67,568	689,194

John Hancock
Strategic Income Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

Communications Equipment 0.01%			101,599

COLT Telecom Group SA (Luxembourg)
(F)		31,242	101,599
Gold 0.88%			10,234,000

Newmont Mining Corp.		200,000	10,234,000
Integrated Telecommunication Services 0.14%			1,581,235

Chunghwa Telecom Co., Ltd. ADR
(Taiwan) (F)		29,195	716,445
Deutsche Telekom AG ADR (Germany)
(F)		8,253	155,899
Manitoba Telecom Services, Inc.
(Canada) (F)		910	38,240
Versatel Telecom International NV
(Netherlands) (F)(I)		590,005	670,651
Precious Metals & Minerals 0.64%			7,491,855

Silver Standard Resources, Inc.
(Canada) (F)(I)		201,828	7,491,855
Wireless Telecommunication Services 0.02%			265,303

USA Mobility, Inc.		25,267	265,303
	Credit
Issuer, description	rating (A)	Shares	Value
Preferred stocks 0.00%			$0

(Cost $968,602)

Marine 0.00%			0

Pacific & Atlantic Holdings, Inc.
(B)(G)(I)	CCC	100,913	0

	Credit	Par value
Issuer, description, maturity date	rating (A)	(000)	Value

Tranche loans 0.62%			$7,228,652

(Cost $7,627,610)

Casinos & Gaming 0.40%			4,630,973

Great Canadian Gaming Corp.
Tranche B (Fac LN318112), 02-14-14
(Canada) (F)	B+	4,901	4,630,973

Health Care Supplies 0.22%			2,597,679

Bausch & Lomb, Inc.
Tranche EU BOL(Fac LN3362716),
06-26-15	BB+	1,140	1,661,454
IM U.S. Holdings, LLC
Tranche (Fac LN3445060), 06-26-15	B-	1,095	936,225

John Hancock
Strategic Income Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
U.S. government and agencies securities 17.77%					$206,722,515

(Cost $198,055,429)

Government U.S. 4.11%					47,758,130

United States Treasury,
Bond (L)	9.250%	02-15-16	AAA	$8,600	12,156,238
Bond (L)	8.125	08-15-19	AAA	5,225	7,274,182
Note (L)	4.875	08-15-16	AAA	8,795	9,747,331
Note (L)	4.750	05-15-14	AAA	6,000	6,655,782
Note (L)	4.250	11-15-13	AAA	11,015	11,924,597

Government U.S. Agency 13.66%					158,964,385

Federal Home Loan Mortgage Corp.,
CMO REMIC 3154-PM	5.500	05-15-34	AAA	13,002	13,176,214
CMO REMIC 3228-PL (G)	5.500	10-15-34	AAA	25,320	25,774,157
Federal National Mortgage Assn.,
30 Yr Pass Thru Ctf	6.000	11-01-36	AAA	5,983	6,116,456
30 Yr Pass Thru Ctf	6.000	09-01-37	AAA	5,924	6,055,690
30 Yr Pass Thru Ctf	6.000	01-01-37	AAA	16,258	16,621,019
30 Yr Pass Thru Ctf	5.500	09-01-37	AAA	18,579	18,694,483
30 Yr Pass Thru Ctf	5.500	02-01-37	AAA	9,571	9,630,898
30 Yr Pass Thru Ctf	5.500	07-01-37	AAA	5,806	5,842,464
30 Yr Pass Thru Ctf	5.499	03-01-37	AAA	8,416	8,488,906
30 Yr Pass Thru Ctf	5.000	12-01-22	AAA	16,827	17,013,201
CMO-REMIC Ser 2006-117-PD	5.500	07-25-35	AAA	16,925	17,068,551
CMO-REMIC Ser 2006-65 TE	5.500	05-25-35	AAA	6,470	6,508,729
CMO-REMIC Ser 2006-84-MP	5.500	08-25-35	AAA	7,905	7,973,617

Issuer				Shares	Value
Warrants 0.05%					$532,178

(Cost $609,821)

Broadcasting & Cable TV 0.00%					5,889

Virgin Media, Inc. (I)				28,043	5,889

Diversified Metals & Mining 0.05%					526,289

New Gold, Inc. (Canada) (F)(I)				296,000	526,289

John Hancock
Strategic Income Fund
Securities owned by the Fund on
February 29, 2008 (unaudited)

	Number of	Exercise	Expiration
Issuer	Contracts	Price	Date	Value
Purchased Options	0.74%			$8,592,255

(Cost $8,067,422)

Options - Calls 0.74%				8,592,255

Comcast (Call)	7,000	25.00	January 10	1,540,000
Currency CAD (Call)	55,213,000	1.10	July 08	159,670
Currency CAD (Call)	27,607,000	1.30	January 10	164,572
Currency CAD (Call)	27,607,000	1.30	January 10	164,572
Currency CAD (Call)	137,000,000	1.30	February 10	878,306
Currency EUR (Call)	5,520,000	1.20	February 09	313,635
US Treasury Curve (Call)	500,000,000	0.97	January 10	2,743,000
US Treasury Curve (Call)	500,000,000	1.01	January 10	2,628,500

		Interest	Par value
Issuer, description, maturity date		rate	(000)	Value
Short-term investments 9.52%				$110,757,261

(Cost $110,757,261)

Joint Repurchase Agreement 2.40%				27,944,000

Joint Repurchase Agreement
transaction with Barclays Plc dated
2-29-08 at 1.800% to be repurchased
at $27,948,192 on 3-3-08,
collateralized by $16,289,508 U.S.
Treasury Inflation Indexed Bond,
3.875%, due 4-15-29 (valued
at $28,502,880, including interest)		1.800%	27,944	27,944,000

		Interest
		rate	Shares
Cash Equivalents 7.12%				82,813,261

John Hancock Cash Investment Trust
(T)(W)		3.42% (Y)	82,813,261	82,813,261

Total investments (Cost $1,206,076,152)† 106.12%				$1,234,601,032

Liabilities in excess of other assets (6.12%)				($71,196,662)

Total net assets 100.00%				$1,163,404,370

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Strategic Income Fund
Notes to Schedule of Investments
February 29, 2008 (unaudited)

ADR American Depositary Receipt

Gtd Guaranteed

MTN Medium Team Notes

IO Interest only (carries notional principal amount)

REIT Real Estate Investment Trust

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(B) These securities are fair valued in good faith under procedures established by the Board of Trustees. These securities amounted to $689,194 or 0.06% of the Fund's net assets as of February 29, 2008.

(D) Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of February 29, 2008.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Variable rate obligation. The coupon rate shown represents the rate at end of period.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $156,120,658 or 13.42% of the Fund's net assets as of February 29, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(X) Non-income-producing, issuers are in bankruptcy and are in default of interest payments. The aggregate value of these bonds is $1,072,500 or 0.09% of the Fund's net assets.

(Y) Represents current yield as of February 29, 2008.

† The cost of investments owned on February 29, 2008, including short-term investments, for federal income tax purposes was $1,210,662,703. Gross unrealized appreciation and depreciation of investments aggregated $67,623,864 and $43,685,535, respectively, resulting in net unrealized appreciation of $23,938,329.

Notes to Schedule of Investments - Page 1

John Hancock
Strategic Income Fund
Financial futures contracts
February 29, 2008 (unaudited)

	Number of			Unrealized
Open contracts	contracts	Position	Expiration	Depreciation

U.S. Treasury 10-Year Note	277	Short	Jun 08	($432,458)

Financial futures contracts

John Hancock
Strategic Income Fund
Forward foreign currency exchange contracts
February 29, 2008 (unaudited)

			Unrealized
	Principal amount		Appreciation
Currency	covered by contract	Settlement date	(depreciation)

BUYS
Australian Dollar	$246,340,500	Mar 08	$5,211,482
Canadian Dollar	$119,083,030	Mar 08	3,342,733
Euro	$56,050,000	Mar 08	2,380,106
Pound Sterling	$33,548,600	Mar 08	1,284,224
Japenese Yen	$14,077,480,514	Mar 08	3,645,371
New Zealand Dollar	$58,827,170	Mar 08	886,449
			___________
			$16,750,365
SELLS
Australian Dollar	$229,990,400	Mar 08	($5,117,194)
Canadian Dollar	$364,008,446	Mar 08	(11,186,458)
Euro	$141,364,000	Mar 08	7,914,831
Pound Sterling	$40,930,500	Mar 08	(516,364)
New Zealand Dollar	$134,290,000	Mar 08	(3,975,377)
			___________
			($12,880,562)

Forward foreign currency exchange contracts

John Hancock
Strategic Income Fund
Summary of written options outstanding on
February 29, 2008 (unaudited)

Written options for the nine months ended February 29, 2008 were as follows:
	NUMBER OF CONTRACTS	PREMIUMS RECEIVED

Outstanding, beginning of period	110,631,129	$687,381
Options written	196,932,609	1,470,870
Options closed	(90,110,500)	(466,637)
Options expired	(69,035,338)	(816,285)
Options exercised	(148,417,900)	(875,329)

Outstanding, end of period	--	--

Summary of written options

Notes to portfolio of investments

Security valuation

The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Investment risk

The Fund may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Options

The Fund may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio).

When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires or if the Fund enters into an offsetting purchase option, the Fund realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.

When the Fund purchases a put or call option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Fund realizes a loss for the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Fund may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Fund’s exposure to the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

Forward foreign currency contracts

The Fund may enter into forward foreign currency contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund’s net asset value. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities.

The Fund may also purchase or sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions.

Notes to Schedule of Investments - Page 2

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Notes to Schedule of Investments - Page 3

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Strategic Income Fund.

910Q3 2/08
4/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: April 23, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: April 23, 2008